Segment Reporting (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,535,115	$ 23,762,536	$ 41,200,205
Wholesale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,584,754	15,034,800	32,127,083
Wholesale [Member] | Distributor [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,331,194	1,454,862	3,782,718
Wholesale [Member] | Other Distributors [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,253,560	$ 13,579,938	$ 28,344,365